Cover	Dec. 18, 2025	Nov. 23, 2025
Entity Listings [Line Items]
Document Type		8-K
Document Period End Date		Dec. 18, 2025
Entity Registrant Name		Greenidge Generation Holdings Inc.
Entity Incorporation, State or Country Code		DE
Entity File Number	001-40808
Entity Tax Identification Number		86-1746728
Entity Address, Address Line One		1159 Pittsford-Victor Road
Entity Address, Address Line Two		Suite 240
Entity Address, City or Town		Pittsford
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		14534
City Area Code		315
Local Phone Number		536-2359
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		true
Entity Ex Transition Period		false
Amendment Flag		false
Entity Central Index Key		0001844971
Class A common stock, par value $.0001
Entity Listings [Line Items]
Title of 12(b) Security		Class A common stock, par value $.0001
Trading Symbol		GREE
Security Exchange Name		NASDAQ
8.50% Senior Notes due 2026
Entity Listings [Line Items]
Title of 12(b) Security		8.50% Senior Notes due 2026
Trading Symbol		GREEL
Security Exchange Name		NASDAQ